UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Address of principal executive offices)

             (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT
June 30, 2007

BLUE CHIP INVESTOR FUND

BLUE CHIP INVESTOR FUND

by Industry Sectors (Unaudited)

(as a percentage of Net Assets)

PERFORMANCE INFORMATION (Unaudited)

6/30/07  NAV $120.63

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2007

                                                                                                                    Since
                                                    1 Year(A)                     5 Year                Inception(A)
Blue Chip Investor Fund              19.44%                        7.91%                   6.53%
S&P 500(B)                                                20.59%                      10.69%                   6.91%

(A) 1 Year, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-59-FUNDS.

2007 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Check Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.bluechipinvestorfund.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number(1-800-59-FUNDS).  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including investment adviser fees and other Fund expenses.  The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on December 31, 2006 and held through June 30, 2007.

The first line of the table below provides information about actual account values and actual expenses.  In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                    Expenses Paid

                   Beginning                      Ending                    During the Period*

                                                               Account Value             Account Value             December 31, 2006

                                                           December 31, 2006          June 30, 2007                to June 30, 2007

Actual                                   $1,000.00                   $1,041.53                             $6.38

Hypothetical                          $1,000.00                   $1,018.55                             $6.31

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2007 Semi-Annual Report  2

Blue Chip Investor Fund

	Schedule of Investments
	June 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Air Freight & Logistics
8,500	FedEx Corporation	$ 943,245	3.52%

Biotechnology
7,000	Amgen Inc. *	387,030	1.44%

Diversified Bank
38,000	Wells Fargo & Co.	1,336,460	4.99%

Footwear
28,000	Nike Inc.	1,632,120	6.09%

Health Care - Managed Care
16,500	Unitedhealth Group Inc.	843,810	3.15%

Holding Companies NEC
40	Berkshire Hathaway Inc. Class A *	4,379,000
100	Berkshire Hathaway Inc. Class B *	360,500
		4,739,500	17.68%

Hyper-Markets & Super Centers
25,000	Wal-Mart Stores Inc.	1,202,750	4.49%

Insurance - Property/Casualty
25,000	Aflac Inc.	1,285,000	4.80%

Insurance - Multi-Line
15,000	American International Group, Inc.	1,050,450	3.92%

Machinery Construction / Farm
10,500	Oshkosh Truck Corp.	660,660	2.47%

Machinery Industrial
24,000	Illinois Tool Works Inc.	1,300,560	4.85%

Motorcycle Manufacturing
24,000	Harley-Davidson Inc.	1,430,640	5.34%

Retail - Computer & Electronics
17,000	Best Buy Co. Inc.	793,390	2.96%

Retail - Home Improvement
35,300	Lowe's Companies Inc.	1,083,357	4.04%

Services - Data Processing
18,000	Fiserv Inc. *	1,022,400	3.82%

Systems Software
40,000	Microsoft Corp.	1,178,800	4.40%

Thrift
22,600	Countrywide Financial Corp.	821,510	3.06%

Total for Common Stock (Cost $17,362,825)		21,711,682	81.02%

SHORT TERM DEBT SECURITIES

Air Freight & Logistics
	Boeing Capital Corporation
300,000	6.350%, 11/15/2007	$ 301,182	1.12%

Electric - Integrated
	CalEnergy Company, Inc.
350,000	7.63%, 10/17/2007	352,345	1.31%

Federal Agency Issue
	Federal Home Loan Bank Discount Note
500,000	3.150%, 11/23/2007	495,560	1.85%

Office Supply
750,000	Staples Inc.
	7.125%, 8/15/2007	751,832	2.81%

* Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  3

Blue Chip Investor Fund

	Schedule of Investments
	June 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

SHORT TERM DEBT SECURITIES

Publishing
	Knight-Ridder, Inc.
1,000,000	6.625%, 11/1/2007	$ 1,003,780	3.75%

Regional Banks
	Zions Bancorp
1,000,000	0.00%, 7/25/2007	995,583	3.71%

Services - Rental & Leasing
	Hertz Global Holdings, Inc.
178,000	7.625%, 8/15/2007	178,393	0.67%

Total for Short Term Debt Securities (Cost $4,078,672)		4,078,675	15.22%

Cash Equivalents
2,662,976	First American Treasury Obligation Fund Cl Y 5.30% **	2,662,976	9.94%
	(Cost - $2,662,976)

	Total Investments	28,453,333	106.18%
	(Cost - $24,104,473)

	Liabilities in Excess of Other Assets	(1,656,272)	-6.18%

	Net Assets	$ 26,797,061	100.00%

* Non-Income Producing Securities.

** Variable rate security; the yield rate shown represents the rate at June 30, 2007.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  4

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2007

Assets:
Investment Securities at Market Value	$ 28,453,333
(Cost $24,104,473)
Dividends & Interest Receivable	77,093
Prepaid Expenses	9,364
Receivable for Shareholder Purchases	70,203
Total Assets	28,609,993
Liabilities:
Payable for Securities Purchased	1,675,008
Payable for Shareholder Redemptions	85,303
Advisory Fee Payable	35,435
Administration Fee Payable	3,929
Other Accrued Expenses	10,531
Payable to Custodian Bank	2,726
Total Liabilities	1,812,932
Net Assets	$ 26,797,061
Net Assets Consist of:
Paid In Capital	$ 20,848,687
Accumulated Undistributed Net Investment Income	25,027
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	1,574,487
Unrealized Appreciation in Value
of Investments Based on Cost - Net	4,348,860
Net Assets, for 222,135 Shares Outstanding	$ 26,797,061
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($26,797,061/222,135 shares)	$ 120.63

Statement of Operations (Unaudited)
For the six months ended June 30, 2007
Investment Income:
Dividends	$ 119,060
Interest	70,079
Total Investment Income	189,139
Expenses:
Investment Adviser Fees	130,967
Interest Expense	210
Transfer Agent & Accounting Fees	15,027
Administration Fees	11,897
Audit Fees	8,679
Registration Fees	5,455
Custody Fees	6,199
Legal Fees	8,927
Other Fees	2,004
Insurance Expense	1,884
Trustee Fees	1,984
Printing and Postage Expense	991
Total Expenses	194,224
Less:
Advisory Fee Waiver	(30,112)
Net Expenses	164,112
Net Investment Income	25,027

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,574,464
Net Change in Unrealized Appreciation on Investments	(536,583)
Net Realized and Unrealized Gain on Investments	1,037,881

Net Increase in Net Assets from Operations	$ 1,062,908

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  5

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2007	1/1/2006
	to	to
	6/30/2007	12/31/2006
From Operations:
Net Investment Income	$ 25,027	$ 63,760
Net Realized Gain on Investments	1,574,464	1,160,030
Net Realized Gain on Options	0	55,392
Net Change in Unrealized Appreciation on Investments	(536,583)	2,576,238
Net Change in Unrealized Appreciation on Options	0	(66,744)
Increase (Decrease) in Net Assets from Operations	1,062,908	3,788,676
From Distributions to Shareholders:
Net Investment Income	0	(84,249)
Net Realized Gain from Security Transactions	0	(1,215,399)
Change in Net Assets from Distributions	0	(1,299,648)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,723,288	2,915,971
Shares Issued on Reinvestment of Dividends	0	1,299,649
Cost of Shares Redeemed	(1,511,188)	(4,695,264)
Net Increase (Decrease) from Shareholder Activity	212,100	(479,644)

Net Increase (Decrease) in Net Assets	1,275,008	2,009,384

Net Assets at Beginning of Period	25,522,053	23,512,669
Net Assets at End of Period (Including accumulated undistributed	$ 26,797,061	$ 25,522,053
Net Investment Income of $25,027 and $0, respectively)

Share Transactions:
Issued	14,486	26,904
Reinvested	-	11,194
Redeemed	(12,705)	(42,855)
Net Increase (Decrease) in Shares	1,781	(4,757)
Shares Outstanding Beginning of Period	220,354	225,111
Shares Outstanding End of Period	222,135	220,354

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2007		1/1/2006	1/1/2005	1/1/2004	1/1/2003	1/1/2002*
	to		to	to	to	to	to
	6/30/2007		12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 115.82		$ 104.45	$ 109.21	$ 103.88	$ 83.25	$ 100.00
Net Investment Income ****	0.11		0.29	0.11	0.16	0.23	1.31
Net Gains or (Losses) on Securities
(realized and unrealized)	4.70		17.23	3.07	8.07	20.59	(17.42)
Total from Investment Operations	4.81		17.52	3.18	8.23	20.82	(16.11)

Distributions (From Net Investment Income)	0.00		(0.40)	(0.02)	(0.20)	(0.19)	(0.64)
Distributions (From Capital Gains)	0.00		(5.75)	(7.92)	(2.70)	0.00	0.00
Total Distributions	0.00		(6.15)	(7.94)	(2.90)	(0.19)	(0.64)

Net Asset Value -
End of Period	$ 120.63		$ 115.82	$ 104.45	$ 109.21	$ 103.88	$ 83.25
Total Return +	4.15%	***	16.76%	2.87%	7.93%	25.01%	(16.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	26,797		25,522	23,513	26,040	20,911	11,492

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.49%	**	1.56%	1.71%	1.67%	1.77%	2.82%
Ratio of Net Investment Income to Average Net Assets	-0.04%	**	-0.03%	-0.16%	-0.08%	-0.41%	-1.25%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.26%	**	1.27%	1.45%	1.45%	1.11%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.19%	**	0.26%	0.11%	0.15%	0.25%	1.48%

Portfolio Turnover Rate	35.39%	***	36.85%	93.80%	71.91%	105.42%	52.67%

*Commencement of operations.           **Annualized.           ***Not Annualized.

****Per share amounts calculated using the average shares method.

+ Total return in the above calculation represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  6

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

June 30, 2007

(UNAUDITED)

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds.  The Trust is an open-end investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on January 1, 2002.  At present, the Fund is the only series authorized by the Trust.  The Fund's investment objective is to seek long-term growth of capital. The Adviser to the Fund is  Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar

2007 Semi-Annual Report  7

Notes to the Financial Statements  (Unaudited) - continued

freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. Management of the Fund has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the financial statements.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific indentification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the "Management Agreement") with the Adviser,  Check Capital Management, Inc. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended June 30, 2007, the Adviser earned management fees totaling $130,967, before the waiver of fees and/or reimbursement of expenses described below.  The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.25% of its average daily net assets through May 1, 2008.  The Adviser waived and/or reimbursed expenses of $30,112 for the six month period ended June 30, 2007.  At June 30, 2007 the Fund owed the Adviser $35,435.

2007 Semi-Annual Report  8

Notes to the Financial Statements  (Unaudited)- continued

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund and the son of another trustee.  For the six month period ended June 30, 2007 the administrator earned $11,897. At June 30, 2007 the Fund owed the administrator $3,929.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at June 30, 2007 was $20,848,687 representing 222,135 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,504,348 and $9,389,495, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at June 30, 2007 was $24,104,473. At June 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)                        Net Appreciation

 $4,566,988                               ($218,128)                               $4,348,860

There were no differences between book and tax basis of investments.

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2007, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 74.95% of the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions to shareholders during the six month period ended June 30, 2007.

The tax character of distributions paid during the six month period ended June 30, 2007 and fiscal year 2006 were as follows.

Distributions paid from:

                                                            June 30, 2007                    2006

Ordinary Income

              $              0

                   $     84,249

Short-term Capital Gain

                  0

                        320,334

Long-term Capital Gain

                  0

            895,065

                                                              $              0            $1,299,648

10.) AVERAGE BORROWINGS

A loan and pledge agreement dated February 6, 2003 is in place between the Fund and the Custodial Trust Company.  The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral.  The maximum interest rate of such loans is set at a rate per annum equal to 30 day LIBOR plus 1.25%.  During the six month period ended June 30, 2007 the Fund had an average loan balance of $6,680 and paid an average interest rate of 6.34%.  As of June 30, 2007 there was no outstanding loan balance due.

2007 Semi-Annual Report  9

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 500

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Dr., Suite 400

Broadview Hts, OH 44147

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH  44145-1524

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 500

Costa Mesa, California 92626

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:                     9/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:                     9/5/07

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:                     9/5/07